Net income/(loss) per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Numerator for basic and diluted income/(losses) per share attributable to Jumei's ordinary shareholders	¥ 117,229	$ 17,052	¥ (36,978)	¥ 142,224
Denominator:
Weighted average number of ordinary shares - basic	141,291,417	141,291,417	149,790,335	149,477,388
Weighted average number of ordinary shares - diluted	141,763,458	141,763,458	149,790,335	150,069,205
Net income/(losses) per share attributable to Jumei's ordinary shareholders
- Basic | (per share)	¥ 0.83	$ 0.12	¥ (0.25)	¥ 0.95
- Diluted | (per share)	¥ 0.83	$ 0.12	¥ (0.25)	¥ 0.95
Share options
Denominator:
Dilutive effect of share options	433,028	433,028	0	573,230
Service-Based Restricted Share Units (RSUs)
Denominator:
Dilutive effect of share options	39,013	39,013	0	18,587